Note 6 - Notes Payable (Details) - Future Minimum Note Payments - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future Minimum Note Payments [Abstract]
April 2015 – March 2016	$ 142,417	$ 246,894
April 2016 – March 2017	21,929	25,457
April 2017 – March 2018	18,925	20,615
April 2018 – March 2019	9,210	13,073
Total Notes Payable	$ 192,481	$ 306,039	$ 351,991